Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts Payable and Accrued Liabilities

9.  Accounts payable and accrued liabilities

	December 31,	December 31,
	2025	2024
Accrued liabilities related to:
Consultants and professional fees	$72,434	$261,753
Payroll related	496,457	471,596
Board of director’s fees	291,218	201,218
Interest payable	13,430	109,029
	873,539	1,043,596
Trade payables and other	788,509	190,378
	1,662,048	1,233,974

At December 31, 2025, payroll related includes $326,841 accrued for RSUs.